Company's Operations - Cerrado Project (Details) R$ in Thousands	Oct. 28, 2021 BRL (R$) T	Dec. 31, 2024 item
Company's Operations [Line Items]
Number of Industrial Units		16
Number of Technology Centers		7,000
Cerrado Project
Company's Operations [Line Items]
New Construction Facility, Annual Capacity To Produce Eucalyptus Pulp (in tons) | T	2,550,000
Industrial Capital Investment | R$	R$ 22,200